AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 3, 1997.

                                                                     File Nos.
                                                                      33-11771
                                                                      811-5024

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.           ( )

   Post-Effective Amendment No. 10       (X)

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.  13

                       TEMPLETON VARIABLE ANNUITY FUND
              (Exact Name of Registrant as Specified in Charter)

                     700 CENTRAL AVENUE, P.O. BOX 33030,
                      ST. PETERSBURG, FLORIDA 33733-8030
             (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code:(813) 823-8712

 BARABARA GREEN 700 CENTRAL AVENUE, P.O. BOX 33030, ST. PETERSBURG, FLORIDA
                                  33733-8030
              (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

   [X] immediately upon filing pursuant to paragraph (b)
   [ ] on May 1, 1997 pursuant to paragraph (b)
   [ ] 60 days after filing pursuant to paragraph (a)(1)
   [ ] on (date) pursuant to paragraph (a)(1)
   [ ] 75 days after filing pursuant to paragraph (a)(2)
   [ ] on (date) pursuant to paragraph (a)(2)of Rule 485

If appropriate, check the following box:
   [] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

      Declaration Pursuant to Rule 24f-2. The issuer has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24(f)(2) under the Investment Company Act of 1940. The Rule 24f-2 Notice for the issuer's most recent fiscal year was filed on February 26, 1997.



                       TEMPLETON VARIABLE ANNUITY FUND
                            CROSS REFERENCE SHEET
                                  FORM N-1A

                  Part A: Information Required in Prospectus

N-1A                                      Location in
Item No.     Item                         Registration Statement

1.           Cover Page                   Cover Page

2.           Synopsis                     Not Applicable

3.           Condensed Financial          "Financial Highlights"
             Information

4.           General Description          "General Description" "Investment
                                          Objective and Policies; Description
                                          of Securities and Investment
                                          Techniques"

5.           Management of the Fund       "Management of Fund"

5A.          Management's Discussion of   Contained in Registrant's Annual
             Fund Performance             Report to Shareholders

6.           Capital Stock and Other      "Dividends and Distributions"; "Other
             Securities                   Information"

7.           Purchase of Securities       "Sale and Redemption of Shares", "Net
             Being Offered                Asset Value"

8.           Redemption or Repurchase     "Sale and Redemption of Shares" "Net
                                          Asset Value"

9.           Pending Legal Proceedings    Not Applicable



                            CROSS REFERENCE SHEET
                                  FORM N-1A

                       Part B: Information Required in
                     Statement of Additional Information


            N-1A                    Location in
Item No.    Item                    Registration Statement

10.        Cover Page               Cover Page

11.        Table of Contents        Table of Contents

12.        General Information      "General Information and History"
           and History

13.        Fund Investment          "Investment Practices and Restrictions"
           Objectives and
           Policies

14.        Management of the Fund   "Management of the Fund"

15.        Control Persons and      "General Description" (Prospectus)
           Principal Holders of
           Securities

16.        Investment Advisory      "Investment Management and Other Services"
           and Other Services


17.        Brokerage Allocation     "Brokerage Allocation"

18.        Capital Stock and        "Description of Shares" (Prospectus)
           Other Securities

19.        Purchase, Redemption     "Purchase, Redemption and Pricing of
           and Pricing of           Shares"
           Securities Being
           Offered
20.        Tax Status               "Tax Status"

21.        Underwriters             "Sale and Redemption of Shares," "General
                                    Description" (Prospectus)

22.        Calculation of           "Performance Information"
           Performance Data

23.        Financial Statements     Financial Statements


                    A MUTUAL FUND SEEKING LONG TERM GROWTH

                       TEMPLETON VARIABLE ANNUITY FUND


                                  PROSPECTUS
                                 MAY 1, 1997


TEMPLETON VARIABLE ANNUITY FUND (the "Fund") has for its investment objective long term capital growth. It pursues this objective through a flexible policy of investing primarily in stocks and debt obligations of companies and governments of any nation, including the United States.


This Prospectus sets forth concisely information about the Fund that a prospective investor ought to know before investing. Investors are advised to read and retain this Prospectus for future reference.

A Statement of Additional Information ("SAI") dated May 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in and made a part of this Prospectus. The SAI is available without charge upon request to the Trust, 700 Central Avenue, St. Petersburg, Florida 33701 or by calling the Annuity Department at (800) 774-5001 or (813) 823-8712.


TABLE OF CONTENTS

FINANCIAL HIGHLIGHTS                RISK FACTORS
GENERAL DESCRIPTION                 SALE AND REDEMPTION OF SHARES
INVESTMENT OBJECTIVE                NET ASSET VALUE
AND POLICIES                        MANAGEMENT OF THE FUND
INVESTMENT TECHNIQUES               GENERAL INFORMATION


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF CAPITAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE SOLD ONLY TO INSURANCE COMPANY SEPARATE ACCOUNTS TO FUND THE BENEFITS OF CERTAIN VARIABLE ANNUITY CONTRACTS.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY A CURRENT PROSPECTUS OFFERING THE VARIABLE INSURANCE CONTRACT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

This prospectus is not an offering of the securities herein described in any state, jurisdiction or country, in which the offering is unauthorized. No sales representative, dealer or other person is authorized to give any information or make any representations other than those contained in this prospectus.


                              FINANCIAL HIGHLIGHTS


This table summarizes the Fund's financial history. The information has been audited by McGladrey & Pullen, LLP, the Fund's independent auditors. Their report for each of the last five fiscal years, appears in the financial statements in the Fund's Annual Report for the fiscal year end December 31, 1996. The Fund's annual report also includes more information about the Fund's performance. For a free copy, please call 1-800-774-5001.



                                    YEAR ENDED DECEMBER 31,

                       1996    1995   1994    1993  1992   1991     1990  1989   1988*
Per share
operating
performance(for a
share outstanding
throughout the
year)

NET ASSET VALUE,
BEGINNING OF YEAR    $20.62 $17..96 $19.50  $14.99 $15.20$11.76   $13.63 $10.26 $10.00
---------------------------------------------------------------------------------------

Income from
investment
operations:
Net investment          .35     .32    .21     .24   .37    .31      .27   .22     .12
income
Net realized and
unrealized gain        4.14    3.89  (.96)    5.31  1.16   3.58   (1.80)  3.42     .24
(loss)
TOTAL FROM
INVESTMENT             4.49    4.21  (.75)    5.55  1.53   3.89   (1.53)  3.64     .36
OPERATIONS
---------------------------------------------------------------------------------------

Distributions:
Dividends from net
investment income     (.32)   (.20)     --   (.24) (.39)  (.29)    (.26) (.23)   (.10)
Distributions from
net realized gains   (2.88)  (1.35)  (.79)   (.80) (1.33) (.16)    (.08) (.04)      --
Distributions from
other sources                                      (.02)
                    -------------------------------------------------------------------
TOTAL DISTRIBUTIONS  (3.20)  (1.55)  (.79)  (1.04) (1.74) (.45)    (.34) (.27)   (.10)
---------------------------------------------------------------------------------------

Change in net
asset value for        1.29    2.66 (1.54)    4.51 (.21)   3.44   (1.87)  3.37     .26
                       ----    ---- ------    ---- -----   ----   ------  ----     ---
the year
NET ASSET VALUE,
END OF YEAR          $21.91  $20.62 $17.96  $19.50 $14.99$15.20   $11.76 $13.63 $10.26
---------------------------------------------------------------------------------------

TOTAL RETURN         24.71%  25.49% (4.06)% 37.24% 10.17%33.29% (11.25)% 35.64%  3.61%

RATIOS/SUPPLEMENTAL
DATA

Net assets, end of
year in (000)       $15,649 $14,120 $12,569$12,698 $9,258$9,147   $6,185 $6,317 $3,649
Ratio of expenses
to  average net        .96%   1.06%  1.49%   1.37% 1.52%  1.62%    2.00% 2.22% 3.01%**
assets
Ratio of expenses,
net of
reimbursement, to
 average net assets    .96%   1.00%  1.00%   1.00% 1.00%  1.00%    1.00% 1.00% 1.00%**

Ratio of net          1.64%   1.62%  1.09%   1.36% 2.06%  2.33%    2.24% 2.21% 2.24%**
investment income
to average net
assets

Portfolio turnover   30.27%  33.64% 19.85%  22.13% 27.86%25.84%   24.12% 8.89%   8.85%
rate

Average commission
rate paid (per        $.003      --     --      --    --     --       --    --      --
share)

*Period from February 16, 1988 (commencement of operations) to December
   31, 1988.
**Annualized.
***The Fund's investment manager, Templeton Investment Counsel, Inc. (the "Investment Manager" or "TICI"), has voluntarily agreed to reduce its investment management fee to the extent necessary to limit total expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 1% of the Fund's average daily net assets until May 1, 1998. If such fee reduction is insufficient to so limit the Fund's total expenses, the Fund's business manager, Templeton Funds Annuity Company (the "Business Manager" or "TFAC") has agreed to reduce its fee and, to the extent necessary, assume other Fund expenses, so as to so limit the Fund's expenses. No fee reduction was necessary in 1996.
+Total return figures do not include charges applied under the Annuity Contracts. Inclusion of such charges would reduce the total return figures for all periods shown.


                             GENERAL DESCRIPTION


Templeton Variable Annuity Fund (the "Fund") is a business trust organized under the laws of Massachusetts on February 5, 1987. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end diversified series investment company. Shares of the Fund are currently sold only to Templeton Funds Annuity Company ("TFAC") to be held by Templeton Funds Retirement Annuity and Templeton Immediate Variable Annuity Separate Accounts for use as the sole funding vehicle for Templeton Retirement Annuities and Templeton Immediate Variable Annuities (the "Annuities"). Shares of the Fund may in the future be sold in connection with other insurance products or as otherwise permitted by applicable regulations and regulatory interpretations.


                      INVESTMENT OBJECTIVE AND POLICIES


The Fund's investment objective is long term capital growth, which it seeks to achieve through a flexible policy of investing primarily in stocks and debt obligations of companies and governments of any nation. Any income realized will be incidental. The investment objective and investment policy may not be changed without shareholder approval. There can be no assurance that the Fund's investment objective will be achieved.

The Fund believes that in a world where investment opportunities change rapidly, not only from company to company and from industry to industry, but also from one national economy to another, its objective is more likely to be achieved through an investment policy that is flexible and mobile. Accordingly, the Fund will seek investment opportunities in all types of securities issued by companies or governments of any nation. Although the Fund generally invests in common stocks, it may also invest in preferred stocks and certain debt securities (which may include structured investments), rated or unrated, such as convertible bonds and bonds selling at a discount (see "Debt Securities"). Except for the restrictions dealing with concentration and diversification of the Fund's investments described in the following paragraph, there are no restrictions limiting the Fund's investments in issuers of any nation. The Fund may, for hedging purposes, purchase and sell stock index futures contracts (see "Stock Index Futures Contracts") and may lend its portfolio securities (see "Loans of Portfolio Securities"). Notwithstanding its investment objective of capital growth, the Fund may on occasion, for defensive purposes, without limitation as to amount, invest in and earn income on debt obligations of the United States government or its political subdivisions (see "Debt Securities"); hold cash and time deposits with banks in United States currency or currency of any major nation; purchase from banks or broker-dealers U.S. government obligations with a simultaneous agreement by the seller to repurchase them within no more than seven days at the original purchase price plus accrued interest (see "Repurchase Agreements");
or invest in commercial paper (see "Commercial Paper").


As to 75% of its total assets, the Fund's investments are diversified among the securities issued by different companies and foreign governments to the extent that no more than 5% of its total assets may be invested in securities issued by any one company or by any one government, other than obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. The Investment Manager generally selects investments for the Fund from among many different industries, choosing those investments which (except defensive instruments) in its view have sound economic growth potential and are in industries it believes to be productive and beneficial. Although the Investment Manager may invest up to 25% of the Fund's assets in a single industry, it has no present intention of doing so. The Fund's investment restrictions (see "Investment Objectives and Policies" in the SAI) limit the Fund to investing no more than 10% of its assets in securities with a limited trading market. As a temporary measure for the purpose of redeeming its shares, the Fund may borrow amounts equal to no more than 5% of the value of its assets. The Fund's investment objective and investment policy described above, as well as the fundamental investment restrictions described in the SAI, cannot be changed without shareholder approval. The Fund invests for long term growth of capital and does not intend to place emphasis upon short-term trading profits. Accordingly, the Fund expects usually to have a portfolio turnover rate of less than 50%.

                            INVESTMENT TECHNIQUES

The Fund is authorized to invest in securities and use the various investment techniques described below. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by the Fund in some of the markets in which the Fund will invest and may not be available for extensive use in the future.

U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. Government securities, which are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills and bonds, which are direct obligations of the U.S. Treasury, and Government National Mortgage Association ("GNMA") certificates, the principal and interest of which the Treasury guarantees, are supported by the full faith and credit of the Treasury; others, such as those of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality. GNMA certificates represent part ownership of a pool of mortgage loans on which interest and principal payments are guaranteed by the Treasury. Principal is repaid monthly over the term of the loan. Expected payments may be delayed due to the delays in registering newly traded certificates. The mortgage loans will be subject to normal principal amortization and may be prepaid prior to maturity. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

BANK OBLIGATIONS

The Fund may invest in certificates of deposit, which are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. The Fund may invest in bankers' acceptances, which are negotiable drafts or bills of exchange normally drawn by an importer or exporter to pay for specific merchandise and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. The Fund may invest in dollar-denominated certificates of deposit and bankers' acceptances of foreign and domestic banks having total assets in excess of $1 billion. The Fund may also invest in certificates of deposit of federally insured savings and loan associations having total assets in excess of $1 billion.

RESTRICTED SECURITIES

The Fund may invest in restricted securities, which are securities subject to legal or contractual restrictions on their resale, such as private placements. Such restrictions might prevent the sale of restricted securities at a time when sale would otherwise be desirable. No restricted securities and no securities for which there is not a readily available market ("illiquid assets") will be acquired by the Fund if such acquisition would cause the aggregate value of illiquid assets and restricted securities to exceed 10% of the Fund's total assets. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined by the management and approved in good faith by the Board of Trustees.


STOCK INDEX FUTURES CONTRACTS

The Fund may purchase and sell stock index futures contracts with respect to any stock index, provided such contracts are traded on a recognized stock exchange or board of trade. Such purchases and sales are for hedging purposes only and are limited to an aggregate amount not exceeding 20% of the Fund's total assets as of the time the contracts are entered into. A stock index futures contract is an agreement to buy or sell units of a stock index under which two parties agree to take or make delivery at a specified future date of an amount of cash based on the difference between the value of the stock
index units at the beginning and at the end of the contract period.   During
or in anticipation of a period of market appreciation, the Fund may enter into a "long hedge" of common stock which it proposes to add to its portfolio by purchasing stock index futures for the purpose of reducing the effective purchase price of such common stock. To the extent that the common stock which the Fund proposes to buy increases in value (in correlation with the stock index contracted for), the purchase of futures contracts on the index would result in gains to the Fund which could be offset against rising prices of such common stock.

During or in anticipation of a period of market decline, the Fund may "hedge" common stock in its portfolio by selling stock index futures for the purposes of limiting the exposure of its portfolio to such decline. To the extent that the Fund's portfolio of securities decreases in value (in correlation with a given stock index), the net gain from the sale of futures contracts on that index could substantially reduce the risk to the portfolio. To the extent the price movements in the relevant markets are not as anticipated, the costs of such futures transactions will not benefit the Fund.

When the Fund enters into a stock index futures contract, it must make an initial deposit, known as "initial margin", as a partial guarantee of its performance under the contract. As the value of the stock index fluctuates, either party to the contract may be required to make additional margin deposits, known as "variation margin", to cover any additional obligation it may have under the contract. The Fund may not at any time commit more than 5% of its total assets to initial margin deposits on futures contracts.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend to broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets. Such loans must be secured by collateral (consisting of any combination of cash, U.S. government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within one business day. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities.

REPURCHASE AGREEMENTS

When the Fund acquires a security from a bank or a broker-dealer, it may simultaneously enter into a repurchase agreement, wherein the seller agrees to repurchase the security at a specified time (generally within seven days) and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed-upon rate of return, which is not tied to the coupon rate on the underlying security. Under the 1940 Act, repurchase agreements are considered to be loans collateralized by the underlying security and therefore will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the value of the security declines, as well as disposition costs in liquidating the security.

COMMERCIAL PAPER

Commercial paper, in which the Fund may invest for temporary defensive purposes, must at the date of investment be rated A-1 by Standard & Poor's Corporation ("S&P") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, be issued by a company which at the date of investment has an outstanding debt issue rated AAA or AA by S&Por Aaa or Aa by Moody's.


DEBT SECURITIES

Debt securities in which the Fund may invest consistent with its investment objective and policies may include many types of debt obligations of both domestic and foreign issuers such as bonds, debentures, notes, commercial paper, structured investments and obligations issued or guaranteed by governments or government agencies or instrumentalities. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund 's net asset value.

The Fund is authorized to invest in medium or lower quality debt securities that are rated between BBB and as low as CC by S&P, and between Baa and as low as Ca by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. As an operating policy, which may be changed by the Board of Trustees without shareholder approval, the Fund will not invest more than 5% of its total assets in debt securities rated below BBB by S&P or Baa by Moody's or if unrated are of equivalent investment quality as determined by the Investment Manager. The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high risk, lower quality debt securities would be consistent with the interests of the Fund and its shareholders. High risk, lower quality debt securities, commonly referred to as "junk bonds," are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. Unrated debt securities are not necessarily of lower quality than rated securities but they may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) will be carefully analyzed by the Investment Manager to insure, to the extent possible, that the planned investment is sound. Unrated debt securities are not necessarily of lower quality than rated securities, but they may not be as attractive to as many buyers.

Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. For example, higher yields are generally available from securities in the lower rating categories of S&P or Moody's. However, the values of lower-rated securities generally fluctuate more than those of higher-rated securities. As a result, lower rated securities involve greater risk of loss of income and principal than higher rated securities. The Fund may, from time to time, purchase defaulted debt securities if, in the opinion of the Investment Manager, the issuer may resume interest payments in the near future. As a fundamental policy, the Fund will not invest more than 10% of its total assets (at the time of purchase) in defaulted debt securities, which may be illiquid.

DEPOSITARY RECEIPTS

The Fund may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.


                                 RISK FACTORS


Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Fund's portfolio securities, including general economic conditions, market factors and currency exchange rates. As with any investment in securities, the value of, and income from, an investment in the Fund, can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Fund's portfolio securities, including general market conditions and market factors. In addition to the factors which affect the value of individual securities, a Shareholder may anticipate that the value of the Shares of the Fund will fluctuate with movements in the broader equity and bond markets, as well. A decline in the stock market of any country in which the Fund is invested in equity securities may also be reflected in declines in the price of the Shares of the Fund. Changes in the prevailing rates of interest in any of the countries in which the Fund is invested in fixed income securities will likely affect the value of such holdings and thus the value of Fund Shares. Increased rates of interest which frequently accompany inflation and/or a growing economy are likely to have a negative effect on the value of the Fund's Shares. In addition, changes in currency valuations will also affect the price of the Shares of the Fund. History reflects both decreases and increases in stock markets, and interest rates in individual countries and throughout the world, and in currency valuations, and these may reoccur unpredictably in the future. Additionally, investment decisions made by the Investment Manager will not always be profitable or prove to have been correct. The Fund is not intended as a complete investment program.


FOREIGN INVESTMENTS

The Fund is authorized to purchase securities in any foreign country, if they are listed on a stock exchange, as well as a limited right to purchase such securities if they are unlisted. Investors should consider carefully the substantial risks involved in investing in securities of companies and governments of foreign nations, some of which are referred to below, which are in addition to the usual risks inherent in domestic investments.These risks are often heightened for investments in developing markets, including certain Eastern European countries. See "Investment Objective and Policies--Risk Factors" in the SAI. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock market movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations. Some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. The Fund may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts. These considerations generally are more of a concern in developing countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries. Investments in companies domiciled in developing countries therefore may be subject to potentially higher risks than investments in developed countries.

Brokerage commissions, custodial services and other costs relating to investment in foreign countries are generally more expensive than in the United States. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Russia's system of share registration and custody creates certain risks of loss that are not normally associated with investments in other securities markets. These risks are discussed more fully in the SAI under the caption "Investment Objectives and Policies--Risk Factors" and investors should read this section in detail. As a non-fundamental policy, the Fund will limit its investment in Russian companies to 5% of its total assets.

In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. There is an increased risk, therefore, of uninsured loss due to lost, stolen or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. As an open-end investment company, the Fund is limited to the extent to which it may invest in illiquid securities.The Fund may invest in Eastern European countries, which involves special risks that are described under "Investment Objective and Policies--Risk Factors" in the SAI. Hong Kong is scheduled to revert to the sovereignty of China on July 1, 1997. As with any major political transfer of power, this could result in political, social, economic, market or other developments in Hong Kong, China or other countries that could affect the value of Fund investments.

Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

The Fund may invest in companies with relatively small revenues and limited product lines. Smaller capitalization companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. Due to these and other factors, smaller companies may suffer significant losses, as well as realize substantial growth.

FOREIGN CURRENCY EXCHANGE

The Fund will usually effect currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when the Fund converts assets from one currency to another.

FUTURES CONTRACTS

Successful use of stock index futures contracts is subject to special risk considerations and transaction costs. A liquid secondary market for futures contracts may not be available when a position is sought to be closed. Successful use of futures contracts is further dependent on the ability of the Fund's Investment Manager to correctly predict movements in the securities markets and no assurance can be given that its judgment will be correct.

There are further risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described elsewhere in the Prospectus and in the SAI.

                        SALE AND REDEMPTION OF SHARES

Shares of the Fund are sold only to TFAC to be held by separate accounts for use as the funding vehicle for the Annuities. Individuals may not purchase shares directly from the Fund. Please read the prospectus for the separate account for more information on the purchase of Fund Shares.

Shares of the Fund are sold and redeemed at their net asset value next determined after receipt of a purchase or redemption order. No sales or redemption charge is made. The value of Shares redeemed may be more or less than their cost, depending upon the market value of the portfolio securities at the time of redemption. Payment for Shares redeemed will be made as soon as practicable after receipt, but in no event later than seven days after tender, except that the Fund may suspend the right of redemption during any period when trading on the New York Stock Exchange ("NYSE") is restricted or the NYSE is closed for other than weekends or holidays, or any emergency is deemed to exist by the Securities and Exchange Commission ("SEC") as a result of which disposal of portfolio securities or valuation of net assets is not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders. The Fund acts as its own underwriter and transfer agent.


                               NET ASSET VALUE

The net asset value of the Fund's Shares is determined as of the scheduled closing time of the NYSE (generally 4:00 p.m., New York time) on each day the NYSE is open for trading by dividing the value of the Fund's securities plus any cash and other assets (including accrued interest and dividends receivable) less all liabilities (including accrued expenses) by the number of Shares outstanding, the result being adjusted to the nearest whole cent. A security listed or traded on a recognized stock exchange or NASDAQ is valued at its last sale price on the principal exchange on which the security is traded. The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded, or as of the scheduled closing of the NYSE, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the mean between the current bid and asked price is used. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE, and will therefore not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value as determined by the management and approved in good faith by the Board of Trustees. All other securities for which over-the-counter market quotations are readily available are valued at the mean between the current bid and asked price. Securities for which market quotations are not readily available and other assets are valued at fair value as determined by the management and approved in good faith by the Board of Trustees. Futures contracts are valued using the last sale price on that day or, in the absence of such a price, fair value as determined by the management and approved in good faith by the Board of Trustees.


                            MANAGEMENT OF THE FUND


THE BOARD

The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations.

INVESTMENT MANAGER

Templeton Investment Counsel, Inc., is a Florida corporation with offices at Broward Financial Centre, Fort Lauderdale, Florida 33394-3091. TICI manages the Fund's assets and makes its investment decisions. TICI also performs similar services for other funds. TICI is wholly owned by Franklin Resources, Inc.("Resources"), a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together TICI and its affiliates manage over $179 billion in assets. The Templeton organization has been investing globally since 1940. TICI and its affiliates have offices in Argentina, Australia, Bahamas, Canada, France, Germany, Hong Kong, India, Italy, Luxembourg, Poland, Russia, Scotland, Singapore, South Africa, U.S., and Vietnam. Please see "Investment Management and Other Services" and "Brokerage Allocation" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

PORTFOLIO MANAGEMENT

The lead portfolio manager for the Fund since 1995 is Mark R. Beveridge. Mr. Beveridge, Vice President of TICI, joined the Templeton organization in 1985. He has responsibility for the industrial component appliances/household durables industries, and has market coverage of Argentina, Denmark and Thailand. Prior to joining the Templeton organization, Mr. Beveridge was a principal with a financial accounting software firm based in Miami, Florida. He has a Bachelors Degree in Business Administration with emphasis in finance from the University of Miami. William T. Howard Jr., Vice President of TICI, and Howard J. Leonard, Senior Vice President of TICI, exercise secondary portfolio management responsibilities. Mr. Howard holds a BA in international studies from Rhodes College and an MBA in finance from Emory University. He is a Chartered Financial Analyst and a member of the Financial Analyst Society. Before joining the Templeton Organization in 1993, Mr. Howard was a portfolio manager and analyst with the Tennessee Consolidated Retirement System in Nashville, Tennessee, where he was responsible for research and management of the international equity portfolio, and specialized in the Japanese equity market. As a portfolio manager and research analyst with Templeton, Mr. Howard's research responsibilities include the transportation, shipping, machinery and engineering industries worldwide. He is also responsible for country coverage of both Japan and New Zealand. He has managed the Fund since June 1996. Mr. Leonard has research responsibilities for the global forest products, money management and airline industries, and coverage of Indonesia, Switzerland, Brazil and India. Prior to joining the Templeton organization in 1989, Mr. Leonard was director of investment research at First Pennsylvania Bank, where he was responsible for equity and fixed income research activities and its proxy voting service for large pension plan sponsors. He also previously worked at Provident National Bank as a security analyst. Mr. Leonard holds a B.B.A. in Finance and Economics from Temple University. Further information concerning the Investment Manager is included under the heading "Investment Management and Other Services" in the SAI.

MANAGEMENT FEES

For the fiscal year ended December 31, 1996, management fees, totaled .50% of the Fund's average daily net assets.

PORTFOLIO TRANSACTIONS

TICI tries to obtain the best execution on all transactions. If TICI believes more than one broker or dealer can provide the best execution, consistent with internal policies it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "Brokerage Allocation" in the SAI for more information.

ADMINISTRATIVE SERIVCES

Templeton Funds Annuity Company, 700 Central Avenue, P.O. Box 33030, St. Petersburg, Florida 33733-8030, telephone (800) 774-5001 (the "Fund Administrator"), provides certain administrative facilities and services for the Fund, including payment of salaries of Fund officers, preparation and maintenance of books and records, daily pricing of the Fund's investment portfolio, filing of tax reports, preparation of financial reports and monitoring compliance with regulatory requirements. For its services, the Business Manager receives a monthly fee equivalent to 0.15% of the Fund's average daily net assets during the year, reduced to 0.135% of such assets in excess of $200 million to 0.10% of such assets in excess of $700 million and 0.075% of such assets in excess of $1.2 billion.

TOTAL EXPENSES

For the fiscal year ended December 31, 1996, the total expenses of the fund amounted to .96% of the Fund's average daily net assets.

DISTRIBUTOR

The Fund's principal underwriter is Franklin Templeton Distributors, Inc., ("Distributors") 700 Central Avenue, St. Petersburg, Florida 33701, toll free telephone (800) 292-9293.

                         DIVIDENDS AND DISTRIBUTIONS

The Fund normally intends to pay an annual dividend representing substantially all of its net investment income and to distribute annually any net realized capital gains. In accordance with the direction of TFAC all income dividends and capital gains distributions paid by the Fund on its Shares will automatically be reinvested on the payment date in whole or fractional Shares of the Fund at net asset value as of the record date unless otherwise requested by TFAC to be paid in cash. While the payment of dividends and distributions will decrease the value of each Share, the automatic reinvestment of such amounts in additional Shares means that the value of accounts invested in the Fund will not be diminished.

                          FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). If the Fund so qualifies, it generally will not be subject to federal income taxes on amounts distributed to shareholders. In order to qualify as a regulated investment company, the Fund must, among other things, meet certain source of income requirements. In addition, the Fund must diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

Amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. See the SAI for more information about this tax and its applicability to the Fund.

Distributions of any net investment income and of any net realized short-term capital gains in excess of net realized long-term capital losses are treated as ordinary income for tax purposes in the hands of the shareholder (the Separate Account). The excess of any net long-term capital gains over net short-term capital losses will, to the extent distributed and designated by the Fund as a capital gain dividend, be treated as long-term capital gains in the hands of the Separate Account regardless of the length of time the Separate Account may have held the Shares. Any distributions that are not from the Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Reference is made to the prospectus for the applicable annuity for information regarding the federal income tax treatment of distributions to an owner of an annuity.

To comply with regulations under Section 817(h) of the Code the Fund is required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For this purpose, in the case of U.S. Government securities, each U.S. Government agency or instrumentality is treated as a separate issuer. Any securities issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an instrumentality of the U.S. Government are treated as a U.S. Government security for this purpose.

The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable contract owner's control of the investments of a Separate Account may cause the contract owner, rather than the Insurance Company, to be treated as the owner of the assets held by the Separate Account. If the contract owner is considered the owner of the securities underlying the Separate Account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued.

In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described in the Prospectus, or that the Fund will not have to change its investment objective or investment policies. While the Fund's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding Shares, the Trustees have reserved the right to modify the investment policies of the Fund as necessary to prevent any such prospective rules and regulations from causing the contract owners to be considered the owners of the Shares of the Fund underlying the Separate Account.

Reference is made to the prospectuses for the Annuities for information regarding the federal income tax treatment of distributions to Annuitants.

                              OTHER INFORMATION

THE FUND'S ORGANIZATION
The capitalization of the Fund consists of an unlimited number of Shares of beneficial interest, par value $0.01 per Share. The Board of Trustees may, in its discretion, authorize the division of Shares into two or more series of the Fund without further action by the shareholders.

Shareholders of the Fund are given certain rights. Each Share outstanding entitles the holder to one vote. Massachusetts business trust law does not require the Fund to hold annual shareholder meetings, although special meetings of the Fund may be called for purposes such as electing or removing Trustees, changing fundamental policies or approving the investment management contract. TFAC is currently and likely will continue to be the Fund's sole shareholder. However, it will vote its Fund Shares in accordance with the voting instructions of holders of Templeton Retirement Annuities, Templeton Immediate Variable Annuities and of any other insurance participations or policies for which the Fund may serve as the underlying investment vehicle. Shares of the Fund, when issued, are fully paid and non-assessable, fully transferable and redeemable. Shareholders have no preemptive rights but are entitled to all dividends declared by the Fund's Trustees. The Shares have non-cumulative voting rights so that holders of a plurality of the Shares voting for the election of Trustees at a meeting at which 50% of the outstanding Shares are present can elect all the Trustees and, in such event, the holders of the remaining Shares voting for the election of Trustees will not be able to elect any person or persons to the Board of Trustees.

For more information on the Trust, the Fund and its investment activity and concurrent risks, an SAI may be obtained without charge upon request to Templeton Variable Annuity Fund, P.O. Box 33030, St. Petersburg, Florida 33733-8030; telephone (800) 774-5001 or (813) 823-8712.

PERFORMANCE INFORMATION

The Fund may include its total return in advertisements or reports to Shareholders or prospective investors. Performance information for the Fund will not be advertised or included in sales literature unless accompanied by comparable performance information for a separate account to which the Fund offers its Shares.


Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of 1, 5 and 10 years (or up to the life of the Fund), will reflect the deduction of a proportional share of Fund expenses (on an annual basis), and will assume that all dividends and distributions are reinvested when paid. Total return may be expressed in terms of the cumulative value of an investment in the Fund at the end of a defined period of time. Quotations of total return for the Fund will not take into account charges or deductions against any separate account to which the Fund's Shares are sold, or charges or deductions against Templeton Retirement Annuities, Templeton Immediate Variable Annuities, or any other insurance participations or policies for which the Fund may serve as the underlying investment vehicle, although comparable performance information for a separate account will take such charges into account. For a description of the methods used to determine total return for the Fund, see "Performance Information" in the SAI.

The Fund's investments results will vary. Performance figures are always based on past performance and do not guarantee future results.


                            STATEMENTS AND REPORTS

The Fund's fiscal year ends on December 31. Annual reports containing audited financial statements of the Fund and semi-annual reports containing unaudited financial statements, as well as proxy materials are sent to Contract Owners, annuitants or beneficiaries, as appropriate. Inquires may be directed to the Fund at the telephone number or address set forth on the cover page of this prospectus.






                       TEMPLETON VARIABLE ANNUITY FUND

         THIS STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1997,
        IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE
       PROSPECTUS OF TEMPLETON VARIABLE ANNUITY FUND DATED MAY 1, 1997,
              WHICH CAN BE OBTAINED WITHOUT COST UPON REQUEST TO
                       TEMPLETON VARIABLE ANNUITY FUND,
                     700 CENTRAL AVENUE, P.O. BOX 33030,
                      ST. PETERSBURG, FLORIDA 33733-8030

                     TOLL FREE TELEPHONE: (800) 774-5001

                              TABLE OF CONTENTS

                                                                     PAGE

      General Information and History................................  1
      Investment Objective and Policies..............................  2
        -Investment Policies ........................................  2
        -Debt Securities.............................................  2
        -Structured Investments .....................................  3
        -Stock Index Futures Contracts ..............................  4
        -Investment Restrictions.....................................  5
        -Risk Factors................................................  7
        -Trading Policies............................................ 11
        -Personal Securities Transactions............................ 11
      Management of the Fund......................................... 11
      Trustee Compensation........................................... 17
      Principal Shareholder.......................................... 17
      Investment Management and Other Services....................... 18
        -Investment Management Agreement............................. 18
        -Management Fees............................................. 19
        -Expense Limitation ......................................... 19
        -The Investment Manager...................................... 20
        -Business Manager............................................ 20
        -Custodian................................................... 21
        -Legal Counsel............................................... 21
        -Independent Accountants..................................... 21
        -Reports to Shareholders..................................... 21
      Brokerage Allocation........................................... 22
      Purchase, Redemption and Pricing of Shares..................... 24
      Tax Status..................................................... 25
      Description of Shares.......................................... 29
      Performance Information........................................ 29
      Financial Statements........................................... 32

                       GENERAL INFORMATION AND HISTORY

      Templeton Variable Annuity Fund (the "Fund") was organized as a Massachusetts business trust on February 5, 1987. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end diversified management investment company. The Fund's Shares are currently sold only to Templeton Funds Annuity Company ("TFAC") to be held by Templeton Funds Retirement Annuity and Templeton Immediate Variable Annuity Separate Accounts (the "Separate Accounts") for use as the sole investment vehicle for Templeton Retirement Annuities and Templeton Immediate Variable Annuities (the "Annuities"). The Fund's Shares may in the future be sold in connection with other insurance products or as otherwise permitted by applicable regulations and regulatory interpretations.

                      INVESTMENT OBJECTIVE AND POLICIES

      INVESTMENT  POLICIES.  The investment objective and policies of the Fund
are  described  in  the  Fund's  Prospectus  under  the  heading   "Investment
Objective and Policies."

      DEBT SECURITIES. The Fund may invest in debt securities which are rated at least Ca by Moody's Investors Service, Inc. ("Moody's"), or CC by Standard & Poor's Corporation ("S&P"), or deemed to be of comparable quality by the Fund's investment manager, Templeton Investment Counsel, Inc. (the "Investment Manager"). As an operating policy, the Fund will invest no more than 5% of its assets in debt securities rated lower than Baa by Moody's or BBB by S&P. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value. Bonds rated Ca by Moody's represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds rated CC by S&P are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such bonds may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      Although they may offer higher yields than do higher rated securities, low rated and unrated debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low rated or unrated debt securities may also make it more difficult for the Fund to obtain accurate market quotations for the purposes of valuing the Fund's portfolio. Market quotations are generally available on many low rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

      Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities, and the ability of the Fund to achieve its investment objective may, to the extent of investment in low rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher rated securities.

      Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, the Fund may incur additional expenses to seek recovery.

      The Fund may accrue and report interest on high yield bonds structured as zero coupon bonds or pay-in-kind securities as income even though it receives no cash interest until the security's maturity or payment date. In order to qualify for beneficial tax treatment, the Fund must distribute substantially all of its income to Shareholders (see "Tax Status"). Thus, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash so that it may satisfy the distribution requirement.

     STRUCTURED INVESTMENTS. Included among the issuers of debt securities in which the Fund may invest are entities organized and operated solely for the purpose of restructuring the investment characteristics of various securities. These entities are typically organized by investment banking firms which receive fees in connection with establishing each entity and arranging for the placement of its securities. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities ("Structured Investments") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Investments to create securities with different investment characteristics such as varying maturities, payment priorities or interest rate provisions; the extent of the payments made with respect to Structured Investments is dependent on the extent of the cash flow on the underlying instruments. Because Structured Investments of the type in which the Fund anticipates investing typically involve no credit enhancement, their credit risk will generally be equivalent to that of the underlying instruments.

     The Fund is permitted to invest in a class of Structured Investments that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Investments typically have higher yields and present greater risks than unsubordinated Structured Investments. Although the Fund's purchase of subordinated Structured Investments would have a similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the limitations placed on the extent of the Fund's assets that may be used for borrowing activities.

      Certain issuers of Structured Investments may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Fund's investment in these Structured Investments may be limited by the restrictions contained in the 1940 Act. Structured Investments are typically sold in private placement transactions, and there currently is not an active trading market for Structured Investments. To the extent such investments are illiquid, they will be subject to the Fund's restrictions on investments in illiquid securities.

      STOCK INDEX FUTURES CONTRACTS. The Fund's investment policies also permit it to buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade, to an aggregate amount not exceeding 20% of the Fund's total assets at the time when such contracts are entered into. Successful use of stock index futures is subject to the Investment Manager's ability to predict correctly movements in the direction of the stock markets. No assurance can be given that the Investment Manager's judgment in this respect will be correct.

      A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is the current value of the stock index. For example, the Standard & Poor's 500 Stock Index (the "S&P 500 Index") is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange ("NYSE"). The S&P 500 Index assigns relative weightings to the value of one share of each of these 500 common stocks included in the Index, and the Index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund enters into a futures contract to BUY 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4). If the Fund enters into a futures contract to SELL 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will lose $2,000 (500 units x loss of $4).

      During or in anticipation of a period of market appreciation, the Fund may enter into a "long hedge" of common stock which it proposes to add to its portfolio by purchasing stock index futures for the purpose of reducing the effective purchase price of such common stock. To the extent that the securities which the Fund proposes to purchase change in value in correlation with the stock index contracted for, the purchase of futures contracts on that index would result in gains to the Fund which could be offset against rising prices of such common stock.

      During or in anticipation of a period of market decline, the Fund may "hedge" common stock in its portfolio by selling stock index futures for the purpose of limiting the exposure of its portfolio to such decline. To the extent that the Fund's portfolio of securities changes in value in correlation with a given stock index, the sale of futures contracts on that index could substantially reduce the risk to the portfolio of a market decline and, by so doing, provide an alternative to the liquidation of securities positions in the portfolio with resultant transaction costs.

      Parties to an index futures contract must make initial margin deposits to secure performance of the contract, which currently range from 1-1/2% to 5% of the contract amount. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded. There also are requirements to make variation margin deposits as the value of the futures contract fluctuates.

      At the time the Fund purchases a stock index futures contract, an amount of cash, U.S. Government securities, or other highly liquid debt securities equal to the market value of the contract will be deposited in a segregated account with the Fund's custodian. When selling a stock index futures contract, the Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning a portfolio with a volatility substantially similar to that of the index on which the futures contract is based, or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

      INVESTMENT RESTRICTIONS. The Fund has imposed upon itself certain fundamental investment restrictions which, together with its investment objective and investment policy, are fundamental policies which may not be changed without the approval of the Fund's Shareholders. For this purpose, the provisions of the 1940 Act require the affirmative vote of the lesser of either (A) 67% or more of the Shares of the Fund present at a Shareholders' meeting at which more than 50% of the outstanding Shares of the Fund are present or represented by proxy or (B) more than 50% of the outstanding Shares of the Fund. A vote of the Shareholders satisfying these requirements will also satisfy the requirements of the Fund's By-laws and the applicable provisions of Massachusetts law.

      A. FUNDAMENTAL INVESTMENT RESTRICTIONS. In accordance with these restrictions, the Fund will not:

      1. Invest in real estate or mortgages on real estate (although the Fund may invest in marketable securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein), or purchase or sell commodity contracts, except that the Fund may purchase or sell stock index futures contracts.

      2. With respect to 75% of its total assets, invest more than 5% of the total value of its assets in the securities of any one issuer, or purchase more than 10% of any class of securities of any one company, including more than 10% of its outstanding voting securities (except for investments in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities).

      3.    Act as an underwriter or issue senior securities.

      4. Lend money, except that the Fund may purchase publicly-distributed bonds, debentures, notes and other evidences of indebtedness and may buy from a bank or broker-dealer U.S. government obligations with a simultaneous agreement by the seller to repurchase them at the original purchase price plus accrued interest.

      5. Borrow money, for any purpose other than redeeming its Shares or purchasing its Shares for cancellation, and then only as a temporary measure up to an amount not exceeding 5% of the value of its total assets.

      6. Invest more than 25% of the Fund's total assets in a single industry.

      B. NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. As non-fundamental policies, which may be changed by the Fund's Trustees without Shareholder approval, the Fund will not invest more than 15% of its total assets in securities of foreign issuers which are not listed on a recognized United States or foreign securities exchange, or more than 10% of its total assets in (a) securities with a limited trading market, (b) securities subject to legal or contractual restrictions as to resale, and (c) repurchase agreements not terminable within seven days. In addition, as a non-fundamental policy, the Fund will not invest more than 5% of its assets in debt securities rated lower than Baa by Moody's Investors Service, Inc. or BBB by Standard & Poor's Corporation.

      When an investment restriction states a maximum percentage of the Fund's assets which may be invested in any security or other property, it is intended that such maximum percentage limitation be determined immediately after and as a result of the Fund's acquisition of such security or property. Assets are calculated as described in the Prospectus under the heading "How to Sell Shares of the Fund." If the Fund receives from an issuer of securities held by the Fund subscription rights to purchase securities of that issuer, and if the Fund exercises such subscription rights at a time when the Fund's portfolio holdings of securities of that issuer would otherwise exceed the limits set forth in investment restrictions 2 or 6 above, it will not constitute a violation if, prior to receipt of securities upon exercise of such rights, and after announcement of such rights, the Fund has sold at least as many securities of the same class and value as it would receive on exercise of such rights.

      RISK FACTORS. The Fund has an unlimited right to purchase securities in any foreign country, developed or developing, if they are listed on a stock exchange, as well as a limited right to purchase such securities if they are unlisted. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

      There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. The Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value. Foreign markets have substantially less volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States.

      Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
(iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

      In addition, many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position.


     Investments   in  Eastern   European   countries  may  involve  risks  of
nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to the Fund's Shareholders.

     Certain Eastern European countries, which do not have market economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property. Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment of foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

      Authoritarian governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of the Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of the Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

     Investing in Russian companies involves a high degree of risk and special considerations not typically associated with investing in the United States securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (3) pervasiveness of corruption and crime in the Russian economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation); (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on the Fund's ability to exchange local currencies for U.S. dollars; (7) the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union; (8) the financial condition of Russian companies, including large amounts of inter-company debt which may create a payments crisis on a national scale; (9) dependency on exports and the corresponding importance of international trade; (10) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (11) possible difficulty in identifying a purchaser of securities held by the Fund due to the underdeveloped nature of the securities markets.

     There is little historical data on Russian securities markets because they are relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. Because of the recent formation of the securities markets as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision and it is possible for the Fund to lose its registration through fraud, negligence or even mere oversight. While the Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, although a Russian public enterprise with more than 1,000 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, in practice this regulation has not always been strictly enforced. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. This practice may prevent the Fund from investing in the securities of certain Russian companies deemed suitable by the Investment Manager. Further, this also could cause a delay in the sale of Russian company securities by the Fund if a potential purchaser is deemed unsuitable, which may expose the Fund to potential loss on the investment.

      The Fund endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds of the sale of Shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from transferring cash out of the country, withhold portions of interest and dividends at the source, or impose other taxes, with respect to the Fund's investments in securities of issuers of that country. There is the possibility of expropriation, cessation of trading on national exchanges, nationalization, confiscatory or other taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations.

      The  Fund  may  be  affected   either   unfavorably   or   favorably  by
fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Some countries in which the Fund may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund. Through the Fund's flexible policy, management endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where from time to time it places the Fund's investments. The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

      The Trustees consider at least annually the likelihood of the imposition by any foreign government of exchange control restrictions which would affect the liquidity of the Fund's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Trustees also consider the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories (see "Investment
Management and Other Services--Custodian"). However, in the absence of willful misfeasance, bad faith or gross negligence on the part of the Investment Manager, any losses resulting from the holding of the Fund's portfolio securities in foreign countries and/or with securities depositories will be at the risk of the Shareholders. No assurance can be given that the Trustees' appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.

      TRADING POLICIES. The Investment Manager and its affiliated companies serve as investment manager to other investment companies and private clients. Accordingly, the respective portfolios of certain of these funds and clients may contain many or some of the same securities. When certain funds or clients are engaged simultaneously in the purchase or sale of the same security, the trades may be aggregated for execution and then allocated in a manner designed to be equitable to each party. The larger size of the transaction may affect the price of the security and/or the quantity which may be bought or sold for each party. If the transaction is large enough, brokerage commissions may be negotiated below those otherwise chargeable.

      Sale or purchase of securities, without payment of brokerage commissions, fees (except customary transfer fees) or other remuneration in connection therewith, may be effected between any of these funds, or between funds and private clients, under procedures adopted by the Fund's Board of Trustees pursuant to Rule 17a-7 under the 1940 Act.

      PERSONAL SECURITIES TRANSACTIONS. Access persons of the Franklin Templeton Group, as defined in the SEC Rule 17(j) under the 1940 Act, who are employees of Franklin Resources, Inc. or their subsidiaries, are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (1) The trade must receive advance clearance from a Compliance Officer and must be completed within 24 hours after this clearance; (2) Copies of all brokerage confirmations must be sent to the Compliance Officer and within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the Compliance Officer; (3) In addition to items (1) and (2), access persons involved in preparing and making investment decisions must file annual reports of their securities holdings each January and also inform the Compliance Officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

                            MANAGEMENT OF THE FUND

      The name, address, principal occupation during the past five years and other information with respect to each of the Trustees and Executive Officers of the Fund are as follows:

      NAME, ADDRESS AND                  PRINCIPAL OCCUPATION
      OFFICES WITH FUND                  DURING PAST FIVE YEARS

     HARRIS J. ASHTON                   Chairman of the Board, president, and
     Metro Center                       chief executive officer of General Host
     1 Station Place                    Corporation (nursery and craft
     Stamford, Connecticut              centers); and a director of RBC
     Trustee                            Holdings (U.S.A.) Inc. (a bank holding
                                        company) and Bar-S Foods (a meat
                                        packing company); and director, trustee
                                        or managing gerneral partner, as the
                                        case may be, of 56 of the investment
                                        companies in the Franklin Templeton
                                        Group of Funds. Age 64.

      NAME, ADDRESS AND                  PRINCIPAL OCCUPATION
      OFFICES WITH FUND                  DURING PAST FIVE YEARS

     NICHOLAS F. BRADY*                 Chairman of Templeton Emerging Markets
     102 East Dover Street              Investment Trust PLC; chairman of
     Easton, Maryland                   Templeton Latin America Investment
     Trustee                            Trust PLC; chairman of Darby Overseas
                                        Investments, Ltd. (an investment firm)
                                        (1994-present); director of the Amerada
                                        Hess Corporation, Capital Cities/ABC,
                                        Inc., Christiana Companies, and the
                                        H.J. Heinz Company; Secretary of the
                                        United States Department of the
                                        Treasury (1988-January 1993); and
                                        chairman of the board of Dillon, Read &
                                        Co. Inc. (investment banking) prior
                                        thereto; and director or trustee of 23
                                        of the investment companies in the
                                        Franklin Templeton Group of Funds. Age
                                        65.

     S. JOSEPH FORTUNATO                Member of the law firm of Pitney,
     200 Campus Drive                   Hardin, Kipp & Szuch; Director of
     Florham Park, New Jersey           General Host Corporation; director,
     Trustee                            trustee or managing general partner, as
                                        the case may be, of 58 of the
                                        investment companies in the Franklin
                                        Templeton Group of Funds. Age 63.

       JOHN Wm. GALBRAITH                 President of Galbraith Properties,
       360 Central Avenue                 Inc. (personal investment company);
       Suite 1300                         director of Gulfwest Banks, Inc.
       St. Petersburg, Florida            (bank holding company) (1995-present)
       Trustee                            and Mercantile Bank (1991-present);
                                          vice chairman of Templeton, Galbraith
                                          & Hansberger Ltd. (1986-1992); and
                                          chairman of Templeton Funds
                                          Management, Inc. (1974-1991). Age 74.







      NAME, ADDRESS AND                  PRINCIPAL OCCUPATION
      OFFICES WITH FUND                  DURING PAST FIVE YEARS

     ANDREW H. HINES, JR.               Consultant for the Triangle Consulting
     150 2nd Avenue N.                  Group; Chairman and Director of Precise
     St. Petersburg, Florida            Power Corporation;
     Trustee                            Executive-in-Residence of Eckerd
                                        College (1991-present); Director of
                                        Checkers Drive-In Restaurants, Inc.;
                                        formerly, Chairman of the Board and
                                        Chief Executive Officer of Florida
                                        Progress Corporation (1982-1990) and a
                                        director of various of its
                                        subsidiaries; and a director or trustee
                                        of 24 of the invesment companies in the
                                        Franklin Templeton Group of Funds. Age
                                        72.

     CHARLES B. JOHNSON*                President and Director, Franklin
     777 Mariners Island Blvd.          Resources, Inc.; Chairman of the Board
     San Mateo, California              and Director, Franklin Advisers, Inc.,
     Chairman of the Board and          Franklin Investment Advisory Services,
     Vice President                     Inc. and Franklin Templeton
                                        Distributors, Inc.; Director,
                                        Franklin/Templeton Investor Services,
                                        Inc. and General Host Corporation; and
                                        officer and/or director, trustee or
                                        managing general partner, as the case
                                        may be, of most other subsidiaries of
                                        Franklin Resources, Inc. and of 57 of
                                        the investment companies in the
                                        Franklin Templeton Group of Funds.Age
                                        63.

      RUPERT H. JOHNSON, JR.             Executive Vice President and Director,
      777 Mariners Island Blvd.          Franklin Resources, Inc. and Franklin
      San Mateo, California              Templeton Distributors, Inc.;
      Trustee and Vice President         President and Director, Franklin
                                         Advisers, Inc.; Senior Vice President
                                         and Director, Franklin Advisory
                                         Services, Inc. and Franklin Investment
                                         Advisory Services, Inc.; Director,
                                         Franklin/Templeton Investor Services,
                                         Inc.; and officer and/or director,
                                         trustee or managing general partner,
                                         as the case may be, of most of the
                                         other subsidiaries of Franklin
                                         Resources, Inc. and of 61 of the
                                         investment companies in the Franklin
                                         Templeton Group of Funds.Age 55.

     BETTY P. KRAHMER                   Director or trustee of various civic
     2201 Kentmere Parkway              associations; formerly, economic
     Wilmington, Delaware               analyst, U.S. Government; and director
     Trustee                            or trustee of 23 of the investment
                                        companies in the Franklin Templeton
                                        Group of Funds. Age 67.






      NAME, ADDRESS AND                  PRINCIPAL OCCUPATION
      OFFICES WITH FUND                  DURING PAST FIVE YEARS

     GORDON S. MACKLIN                  Chairman, White River Corporation
     8212 Burning Tree Road             (information and financial services);
     Bethesda, Maryland  20817          Director, Fund American Enterprises
     Trustee                            Holdings, Inc.(financial services), MCI
                                        Communications Corporation, CCC
                                        Information Services Group, Inc.
                                        (information services), MedImmune, Inc.
                                        (biotechnology), Source One Mortgage
                                        Services Corporation (financial
                                        services), Shoppers Express (home
                                        shopping), Spacehab, Inc. (aerospace
                                        services); and director, trustee or
                                        managing general partner, as the case
                                        may be, of 53 of the investment
                                        companies in the Franklin Templeton
                                        Group of Funds; formerly Chairman,
                                        Hambrecht and Quist Group (venture
                                        capital and investment banking);
                                        Director, H & Q Healthcare Investors
                                        (investment trust); and President,
                                        National Association of Securities
                                        Dealers, Inc.
                                        Age 67.

     FRED R. MILLSAPS                   Manager of Personal Investments
     2665 NE 37th Drive                 (1978-present); Chairman and Chief
     Fort Lauderdale, Florida           Executive Officer of Landmark Banking
     Trustee                            Corporation (1969-1978); Financial Vice
                                        President of Florida Power and Light
                                        (1965-1969); Vice President of the
                                        Federal Reserve Bank of Atlanta
                                        (1958-1965); a director of various
                                        other business and nonprofit
                                        organizations; and director or trustee
                                        of 24 of the investment companies in
                                        the Franklin Templeton Group of Funds.
                                        Age 67.

      CHARLES E. JOHNSON              President and Director, Franklin
      777 Mariners Island Blvd.       Resources, Inc.; Chairman of the Board
      San Mateo, California           and Director, Franklin Advisers, Inc.,
      President                       Franklin Investment Advisory Services,
                                      Inc. and Franklin Templeton Distributors,
                                      Inc.; Director, Franklin/Templeton
                                      Investor Services, Inc. and General Host
                                      Corporation; and officer and/or director, trustee or managing general partner, as the case may be, of most other subsidiaries of Franklin Resources, Inc.
                                      and of 57 of the investment companies in the Franklin Templeton Group of Funds.
                                      Age 39.









      NAME, ADDRESS AND                  PRINCIPAL OCCUPATION
      OFFICES WITH FUND                  DURING PAST FIVE YEARS

     HARMON E. BURNS                    Executive Vice President, Secretary and
     777 Mariners Island Blvd.          Director, Franklin Resources, Inc.;
     San Mateo, California              Executive Vice President and Director,
     Vice President                     Franklin Templeton Distributors, Inc.;
                                        Executive Vice President, Franklin
                                        Advisers, Inc. and Franklin Templeton
                                        Services, Inc.; Director,
                                        Franklin/Templeton Investor Services,
                                        Inc.; officer and/or director, as the
                                        case may be, of most of the other
                                        subsidiaries of Franklin Resources,
                                        Inc.; and officer and/or director or
                                        trustee of 61 of the investment
                                        companies in the Franklin Templeton
                                        Group of Funds. Age 51.


     MARTIN L. FLANAGAN                 Senior Vice President, Chief Financial
     777 Mariners Island Blvd.          Officer and Treasurer, Franklin
     San Mateo, California              Resources, Inc.; President, Franklin
     Vice President                     Templeton Services, Inc.; Executive
                                        Vice President, Templeton Worldwide,
                                        Inc.; Senior Vice President and
                                        Treasurer, Franklin Advisers, Inc. and
                                        Franklin Templeton Distributors, Inc.;
                                        Senior Vice President,
                                        Franklin/Templeton Investor Services,
                                        Inc.; Treasurer, Franklin Advisory
                                        Services, Inc. and Franklin Investment
                                        Advisory Services, Inc.; officer of
                                        most of the other subsidiaries of
                                        Franklin Resources, Inc.; and officer,
                                        director and/or trustee of 61 of the
                                        investment companies in the Franklin
                                        Templeton Group of Funds. Age 36.



     DEBORAH R. GATZEK                  Senior Vice President and General
     777 Mariners Island Blvd.          Counsel, Franklin Resources, Inc.;
     San Mateo, California              Senior Vice President Franklin
     Vice President                     Templeton Services, Inc., and Franklin
                                        Templeton Distributors, Inc.; Vice
                                        President, Franklin Advisors, Inc.,
                                        Franklin Advisory Services, Inc., and
                                        officer of 61 of the investment
                                        companies in the Franklin Templeton
                                        Group of Funds. Age 47.
     MARK G. HOLOWESKO                  President and director of Templeton
     Lyford Cay                         Global Advisors Limited; chief
     Nassau, Bahamas                    investment officer of the global equity
     Vice President                     group for Templeton Worldwide, Inc.;
                                        president or vice president of the
                                        Templeton Funds; formerly, investment
                                        administrator with Roy West Trust
                                        Corporation (Bahamas) Limited
                                        (1984-1985); and director or trustee of
                                        22 of the investment companies in the
                                        Franklin Templeton Group. Age 36.
      NAME, ADDRESS AND                  PRINCIPAL OCCUPATION
      OFFICES WITH FUND                  DURING PAST FIVE YEARS

     JOHN R. KAY                        Vice president of the Templeton Funds;
     500 East Broward Blvd.             vice president and treasurer of
     Fort Lauderdale, Florida           Templeton Global Investors, Inc. and
     Vice President                     Templeton Worldwide, Inc.; assistant
                                        vice president of Franklin Templeton
                                        Distributors, Inc.; formerly, vice
                                        president and controller, the Keystone
                                        Group, Inc.; and director or trustee of
                                        22 of the investment companies in the
                                        Franklin Templeton Group.  Age 56.

     JAMES R. BAIO                      Certified public accountant; treasurer
     500 East Broward Blvd.             of the Templeton Funds; senior vice
     Fort Lauderdale, Florida           president of Templeton Worldwide, Inc.,
     Treasurer                          Templeton Global Investors, Inc., and
                                        Templeton Funds Trust Company;
                                        formerly, senior tax manager, Ernst &
                                        Young (certified public accountants)
                                        (1977-1989). And director or trustee of
                                        22 of the investment companies in the
                                        Franklin Templeton Group. Age 42.

* These are Trustees who are "interested persons" of the Trust as that term is defined in the 1940 Act. Charles B. Johnson is an interested person due to his ownership interest in Franklin Resources, Inc. Mr. Brady and Franklin Resources, Inc. are limited partners of Darby Overseas Partners, L.P. ("Darby Overseas"). Mr. Brady established Darby Overseas in February, 1994, and is Chairman and a shareholder of the corporate general partner of Darby Overseas. In addition, Darby Overseas and Templeton Global Advisors Limited are limited partners of Darby Emerging Markets Fund, L.P. The remaining Trustees are not interested persons ("Independent Trustees").

    There are no family relationships between any of the Trustees, except that Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

                             TRUSTEE COMPENSATION

      All of the Trust's officers and Trustees also hold positions with other investment companies in the Franklin Templeton Group. No compensation is paid by the Trust to any officer or trustee who is an officer, trustee or employee of the Investment Manager or its affiliates. Each Templeton Fund pays its independent directors and trustees and Mr. Brady an annual retainer and/or fees for attendance at Board and Committee meetings, the amount of which is based on the level of assets in each fund. Accordingly, based upon the assets of the Trust as of December 31, 1996, the Trust will pay the independent Trustees and Mr. Brady an annual retainer of $100.00. The independent Trustees and Mr. Brady are reimbursed for any expenses incurred in attending meetings, paid pro rata by each Franklin Templeton Fund in which they serve. No pension or retirement benefits are accrued as part of Trust expenses.

      The following table shows the total compensation paid to the Trustees by the Trust and by all investment companies in the Franklin Templeton Group for the fiscal year ended December 31, 1996:

                                                NUMBER OF
                                              BOARDS IN THE
                                                 FRANKLIN           TOTAL
                                             TEMPLETON GROUP    COMPENSATION
                                 AGGREGATE     OF FUNDS ON     FROM ALL FUNDS
                                 FEES FROM    WHICH TRUSTEE      IN FRANKLIN
NAME OF TRUSTEE                 THE TRUST*      SERVES***     TEMPLETON GROUP*

Harris J. Ashton               $  100               56        $343,591
Nicholas F. Brady                 100               23          119,275
F. Bruce Clarke**                 128               19          69,500
Hasso-G von Diergardt-Naglo**     100               20          66,375
S. Joseph Fortunato               100               58         360,411
John Wm. Galbraith                100               23         102,475
Andrew H. Hines, Jr.              195               24         130,525
Betty P. Krahmer                  100               23         119,275
Gordon S. Macklin                 167               53         335,541
Fred R. Millsaps                  105               24         125,275

*For the fiscal year ended December 31, 1996.
**Messrs. Clarke and Diergardt-Naglo resigned as Trustees during 1996.
*** We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members are responsible. The Franklin Templeton Group of Funds currently includes 61 registered investment companies, with approximately 171 U.S. based funds or series.

                            PRINCIPAL SHAREHOLDER

      As of April 15, 1997, TFAC, on behalf of the Separate Accounts, owned of record 858,927.841 Shares (100%) of the Fund. However, TFAC will exercise voting rights attributable to these Shares in accordance with voting instructions received by holders of the Annuities or any other policies for which the Fund serves as the underlying investment vehicle. To this extent, TFAC does not exercise control over the Fund by virtue of the voting rights from its ownership of Fund Shares.

                   INVESTMENT MANAGEMENT AND OTHER SERVICES

      INVESTMENT MANAGEMENT AGREEMENT. The Investment Manager of the Fund is Templeton Investment Counsel, Inc., a Florida corporation with offices in Fort Lauderdale, Florida. The Investment Management Agreement, dated October 30, 1992, was approved by shareholders of the Fund on October 30, 1992, and was amended and restated on February 25, 1994. It will continue through April 30, 1998. The Management Agreement will continue from year to year thereafter, subject to approval annually by the Board of Trustees or by vote of the holders of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and also, in either event, with the approval of a majority of those Trustees who are not parties to the Management Agreement or interested persons of any such party in person at a meeting called for the purpose of voting on such approval.

      The Management Agreement requires the Investment Manager to manage the investment and reinvestment of the Fund's assets. The Investment Manager is not required to furnish any overhead items or facilities for the Fund, including daily pricing or trading desk facilities, although such expenses are paid by some investment advisers of some other investment companies.

      The Management Agreement provides that the Investment Manager will select brokers and dealers for execution of the Fund's portfolio transactions consistently with the Fund's brokerage policy. (See "Brokerage
Allocation.") Although services provided by broker-dealers in accordance with the Fund's brokerage policy may incidentally help reduce the expenses of or otherwise benefit the Investment Manager and other investment advisory clients of the Investment Manager and of its affiliates, as well as the Fund, the value of any such services is indeterminable and is not used to offset the Investment Manager's fee.

      When  the  Investment  Manager  determines  to  buy  or  sell  the  same securities  for the  Fund  that  the  Investment  Manager  or  certain  of its affiliates has selected for one or more of the Investment Manager's other clients or for clients of its affiliates, the orders for all such securities trades may be placed for execution by methods determined by the Investment Manager, with approval by the Fund's Board of Trustees, to be impartial and fair, in order to seek good results for all parties (see "Investment Practices and Restrictions--Trading Policies"). Records of securities transactions of persons who know when orders are placed by the Fund are available for inspection at least four times annually by the compliance officer of the Fund so that the non-interested Trustees (as defined in the 1940 Act) can be satisfied that the procedures are generally fair and equitable for all parties.

     The Investment Manager also provides management services to numerous other investment companies or funds and accounts pursuant to management agreements with each fund or account. The Investment Manager may give advice and take action with respect to any of the other funds and accounts it manages, or for its own account, which may differ from the action taken by the Investment Manager on behalf of the Fund. Similarly, with respect to the Fund, the Investment Manager is not obligated to recommend, purchase or sell, or to refrain from recommending, purchasing or selling any security that the Investment Manager and access persons, as defined by the 1940 Act, may purchase or sell for its or their own account or for the accounts of any other fund or accounts. Furthermore, the Investment Manager is not obligated to refrain from investing in securities held by the Fund or other funds which it manages or administers. Any transactions for the accounts of the Investment Manager and other access persons will be made in compliance with the Fund's Code of Ethics as described in the section "Investment Objective and Policies - Personal Securities Transactions."

      The Management Agreement provides that the Investment Manager shall have no liability to the Fund or any Shareholder of the Fund for any error of judgment, mistake of law, or any loss arising out of any investment or other act or omission in the performance by the Investment Manager of its duties under the Management Agreement, or for any loss or damage resulting from the imposition by any government of exchange control restrictions which might affect the liquidity of the Fund's assets, or from acts or omissions of custodians or securities depositories, or from any wars or political acts of any foreign governments to which such assets might be exposed, except for any liability, loss or damage resulting from willful misfeasance, bad faith or gross negligence in the performance of the Investment Manager's duties or by reason of reckless disregard of its obligations and duties under the Management Agreement. The Management Agreement will terminate automatically in the event of its assignment, and may be terminated by the Fund at any time without payment of any penalty on 60 days' written notice, with the approval of a majority of the Fund's Trustees in office at the time or by vote of a majority of the outstanding Shares of the Fund (as defined in the 1940 Act).

      MANAGEMENT FEES. For its services, the Fund pays the Investment Manager a monthly fee equal on an annual basis to 0.50% of its average daily net assets, reduced to 0.45% of such net assets in excess of $200 million and further reduced to 0.40% of such net assets in excess of $1.3 billion. During the fiscal years ended December 31, 1996, 1995, and 1994, the
Investment   Manager  received  fees  of  $74,375,   $67,417,   $66,500,   and
respectively.

      EXPENSE LIMITATION. The Investment Manager has agreed in advance to reduce its fee to the extent necessary to limit the total expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) of the Fund to an annual rate of 1.00% of the Fund's average net assets through May 1, 1998. If such fee reduction is insufficient to so limit the Fund's total expenses, the Fund's Business Manager has agreed to reduce its fee and to the extent necessary, assume other Fund expenses, so as to so limit the Fund's total expenses. As long as this expense limitation continues, it may lower the Fund's expenses and increase its total return. After May 1, 1998, the expense limitation may be terminated or revised at any time, at which time the Fund's expenses may increase and its total return may be reduced depending on the total assets of the Fund. No fee reduction was necessary in 1996.

      THE INVESTMENT MANAGER. The Investment Manager is an indirect wholly owned subsidiary of Franklin Resources, Inc. ("Franklin"), a publicly traded company whose shares are listed on the New York Stock Exchange. Charles B. Johnson (a Trustee and Officer of the Fund) and Rupert H. Johnson, Jr. (a Trustee and Officer of the Fund) are principal shareholders of Franklin and own, respectively, approximately 20% and 16% of its outstanding shares. Messrs. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

      FUND ADMINISTRATOR. Templeton Funds Annuity Company (the "Fund Administrator"), 700 Central Avenue, P.O. Box 33030, St. Petersburg, Florida 33733-8030, telephone (813) 823-8712, performs certain administrative functions as Fund Administrator for the Fund pursuant to a Fund Administration Agreement dated October 30, 1992. The Agreement requires the Fund Administrator to be responsible for various activities on behalf of the Fund, including:

            providing office space, telephone, office equipment and supplies for the Fund;

            paying compensation of the Fund's officers for services rendered as such;

            authorizing expenditures and approving bills for payment on behalf of the Fund;

            preparation  of  annual  and  semi-annual   reports,   notices  of
            dividends, capital gains distributions and tax credits;

            daily pricing of the Fund's investment portfolio and preparing and supervising publication of daily quotations of the bid and asked prices of the Fund's Shares, earnings reports and other financial data;

            monitoring relationships with organizations serving the Fund, including its custodian and printers;

            providing trading desk facilities for the Fund;

            supervising compliance by the Fund with recordkeeping requirements under the 1940 Act and regulations promulgated thereunder, with state regulatory requirements, maintaining books and records for the Fund (other than those maintained by the custodian), and filing tax reports, other than the Fund's income tax returns; and


            providing executive, clerical and secretarial help needed to carry out its responsibilities.

      For its services, the Business Manager receives a monthly fee equal on an annual basis to 0.15% of the first $200 million of the Fund's average daily net assets, reduced to 0.135% annually of such net assets in excess of $200 million further reduced to 0.10% annually of such net assets in excess of $700 million and further reduced to 0.075% annually of such net assets in excess of $1.2 billion. Since the Fund Administrator's fee covers services often provided by investment advisers to other funds, the Fund's combined expenses for advisory and administrative services together may be higher than those of some other investment companies. During the fiscal years ended December 31, 1996, 1995, and 1994, TFAC received business management fees of $22,315, $20,222, and $19,950 respectively.

      The Fund Administrator is relieved of liability to the Fund for any act or omission in the course of its performance under the Business Management Agreement in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations under the Agreement. The Business Management Agreement may be terminated by the Fund at any time on 60 days' written notice without payment of penalty, provided that such termination by the Fund shall be directed or approved by vote of a majority of the Trustees (as defined in the 1940 Act), and shall terminate automatically and immediately in the event of its assignment.

      Templeton Funds Annuity Company is an indirect wholly-owned subsidiary of Franklin.

      CUSTODIAN. The Chase Manhattan Bank, N.A., pursuant to an Agreement dated as of January 27, 1988, serves as custodian of the Fund's securities and cash, which are kept at the custodian's principal office, MetroTech Center, Brooklyn, New York 11245, and at the offices of its branches and agencies throughout the world. Compensation for the services of the custodian is based on a schedule of charges agreed on from time to time. The custodian generally domestically, and frequently abroad, does not actually hold certificates for the securities in its custody, but instead has book records with domestic and foreign securities depositories, which in turn have book records with the transfer agents of the issuers of the securities.

      LEGAL   COUNSEL.   Dechert  Price  &  Rhoads,   1500  K  Street,   N.W.,
Washington, D.C, 20005 is legal counsel for the Fund.

      INDEPENDENT ACCOUNTANTS. The firm of McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, New York 10017, serves as independent accountants for the Fund. Its audit services comprise examination of the Fund's financial statements and review of the Fund's filings with the Securities and Exchange Commission and the Internal Revenue Service.

      REPORTS TO SHAREHOLDERS. The Fund's fiscal year ends on December 31. Shareholders will be provided at least semiannually with reports showing the portfolio of the Fund and other information, including an annual report with financial statements audited by independent accountants.

                             BROKERAGE ALLOCATION

      The Management Agreement provides that the Investment Manager is responsible for selecting members of securities exchanges, brokers and dealers (such members, brokers and dealers being hereinafter referred to as "brokers") for the execution of the portfolio transactions of the Fund and, when applicable, the negotiation of commissions in connection therewith. All decisions and placements are made in accordance with the following principles:

      1.    Purchase  and sale orders are usually  placed with brokers who are selected by the Investment Manager as able to achieve "best execution" of such orders. "Best execution" means prompt and reliable execution at the most favorable security price, taking into account the other provisions hereinafter set forth. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including, without limitation, the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Investment Manager in determining the overall reasonableness of brokerage commissions.

      2. In selecting brokers for portfolio transactions, the Investment Manager takes into account its past experience as to brokers qualified to achieve "best execution," including brokers who specialize in any foreign securities held by the Fund.

      3. The Investment Manager is authorized to allocate brokerage business to brokers who have provided brokerage and research services, as such services are defined in Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), for the Fund and/or other accounts, if any, for which the Investment Manager exercises investment discretion (as defined in Section 3(a)(35) of the 1934 Act) and, for transactions as to which fixed minimum commission rates are not applicable, to cause the Fund to pay a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting that transaction, if the Investment Manager in making the selection in question determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the Investment Manager's overall responsibilities with respect to the Fund and the other accounts, if any, as to which it exercises investment discretion. In reaching such determination, the Investment Manager is not required to place or to attempt to place a specific dollar value on the research or execution services of a broker or on the portion of any commission reflecting either of those services. In demonstrating that such determinations were made in good faith, the Investment Manager shall be prepared to show that all commissions were allocated and paid for purposes contemplated by the Fund's brokerage policy, that the research services provide lawful and appropriate assistance to the Investment Manager in the performance of its investment decision-making responsibilities and that the commissions paid were within a reasonable range. The determination that commissions were within a reasonable range shall be based on any available information as to the level of commissions known to be charged by other brokers on comparable transactions, but there shall be taken into account the Fund's policies that: (i) obtaining a low commission is deemed secondary to obtaining a favorable securities price, since it is recognized that usually it is more beneficial to the Fund to obtain a favorable price than to pay the lowest commission and (ii) the quality, comprehensiveness and frequency of research studies which are provided for the Investment Manager are useful to the Investment Manager in performing its advisory services under its Management Agreement with the Fund. Research services provided by brokers to the Investment Manager are considered to be in addition to, and not in lieu of, services required to be performed by the Investment Manager under its Management Agreement with the Fund. Research furnished by brokers through whom the Fund effects securities transactions may be used by the Investment Manager for any of its accounts, and not all such research may be used by the Investment Manager for the Fund. When execution of portfolio transactions is allocated to brokers trading on exchanges with fixed brokerage commission rates, account may be taken of various services provided by the broker, including quotations outside the United States for daily pricing of foreign securities held in the Fund's portfolio.

      4. Purchases and sales of portfolio securities within the United States other than on a securities exchange shall be executed with primary market makers acting as principal except where, in the judgment of the Investment Manager, better prices and execution may be obtained on a commission basis or from other sources.

      5. Sales of shares of investment companies registered under the 1940 Act which have either the same investment adviser, or an investment adviser affiliated with the Investment Manager, made by a broker is one factor among others to be taken into account in deciding to allocate portfolio transactions (including agency transactions, principal transactions, purchases in underwritings or tenders in response to tender offers) for the account of the Fund to that broker; provided that the broker shall furnish "best execution" as defined in paragraph 1 above, and that such allocation shall be within the scope of the Fund's other policies as stated above; and provided further, that in every allocation made to a broker in which such sale of shares is taken into account there shall be no increase in the amount of the commissions or other compensation paid to such broker beyond a reasonable commission or other compensation determined, as set forth in paragraph 3 above, on the basis of best execution alone or best execution plus research services, without taking account of or placing any value upon such sale of shares.

      Insofar as known to the Fund's management, no Trustee or officer of the Fund, nor the Investment Manager or any person affiliated with any of them, has any material direct or indirect interest in any broker employed by or on behalf of the Fund. The total brokerage commissions on portfolio transactions for the Fund during the fiscal years ended December 31, 1996, 1995, and 1994 were $1,000, $21,000, and $19,000, respectively. All portfolio transactions are allocated to broker-dealers only when their prices and execution, in the judgment of the Investment Manager, are equal to the best available within the scope of the Fund's policies. There is no fixed method used in determining which broker-dealers receive which order or how many orders.

                  PURCHASE, REDEMPTION AND PRICING OF SHARES

      The Prospectus describes the manner in which the Fund's Shares may be purchased and redeemed. See "Sale and Redemption of Shares".

      The net asset value of the Fund's Shares is determined as of the scheduled closing time on the New York Stock Exchange (NYSE), (generally 4:00 p.m., New York time) every Monday through Friday (exclusive of national business holidays), except on days during which no Shares are tendered for redemption and no order to purchase or sell Shares is received by the Fund. The Fund's offices will be closed and net asset value will not be calculated on those days on which the NYSE is closed, which currently are: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      Trading in securities on European and Far Eastern exchanges and over-the-counter markets is normally completed well before the close of business in New York on each day on which the NYSE is open. Trading of European or Far Eastern securities generally, or in a particular country or countries, may not take place on every New York business day. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and on which the Fund's net asset value is not calculated. The Fund calculates net asset value per Share, and therefore effects sales, redemptions and repurchases of its Shares, as of the close of the NYSE once on each day on which that Exchange is open. Such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and if events occur which materially affect the value of those foreign securities, they will be valued at fair market value as determined by the management and approved in good faith by the Board of Trustees.

      The Board of Trustees may establish procedures under which the Fund may suspend the right of redemption for the whole or any part of any period during which (1) the NYSE is closed other than for customary weekend and holiday closings, (2) trading on the NYSE is restricted, (3) an emergency exists, as determined under rules and regulations of the Securities and Exchange Commission, as a result of which disposal of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (4) for such other period as the Securities and Exchange Commission may by order permit for the protection of the holders of the Fund's Shares. Any subscription may be rejected by the Fund.

                                  TAX STATUS

      The Fund intends to qualify and elect to be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code"). In any fiscal year in which the Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund will be relieved of federal income tax on the investment company taxable income and net capital gains distributed to its Shareholders, the Separate Accounts. However, because the Separate Accounts are not separate entities and their operations form a part of TFAC, TFAC will be liable for any federal income taxes which become payable with respect to the income of the Separate Accounts. The Separate Accounts will bear their allocable share of such liabilities. Under current law, no item of dividend income, interest income or realized capital gain of the Separate Accounts attributable, at a minimum, to appreciation after January 1, 1985, will be taxed to TFAC to the extent it is applied to increase the reserves under the Contracts.

      Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are also subject to a nondeductible 4% excise tax unless the exception described below applies. To avoid the tax if it otherwise applies, the Fund must distribute during each calendar year, (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital gains in excess of its capital losses for the twelve-month period ending on October 31 of the calendar year (adjusted for certain ordinary losses), and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar if it is declared by the Fund during October, November, or December of that year to Shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to Shareholders (a Separate Account) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The excise tax provisions described above will not apply in a given calendar year to the Fund if all of its Shareholders at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable contracts. (For this purpose, any shares of a regulated investment company attributable to an investment not exceeding $250,000 made in connection with the organization of the company is not taken into account.) Accordingly, if this condition regarding the ownership of Shares of the Fund is met, the excise tax will be inapplicable to the Fund even if the calendar year distribution requirement is not met.

      The Fund may invest in shares of foreign corporation which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to Shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

      The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election may be available that would involve marking to market the Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. The Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

      Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, as well as subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to Shareholders, and which will be taxed to Shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

      Income received by the Fund from sources within a foreign country may be subject to withholding taxes and other taxes imposed by that country. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

      Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time that Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain types of financial contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's net investment income to be distributed to its Shareholders as ordinary income.


      Debt securities purchased by the Fund may be treated for federal income tax purposes as having original issue discount. Original issue discount essentially represents interest for federal income tax purposes and can be defined generally as the excess of the stated redemption price at maturity over the issue price. Original issue discount, whether or not any income is actually received by the Fund, is treated for U.S. federal income tax purposes as ordinary income earned by the Fund, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount included in the income of the Fund each year is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued but unpaid interest.

      Some of the debt securities may be purchase by the Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for Federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

      Certain futures contracts in which the Fund may invest are "section 1256 contacts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60-40"), except for certain foreign currency gains and losses which will be treated as ordinary in character. Also, section 1256 contracts held by the Fund at the end of each taxable year (and, in some cases, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

      The hedging transactions undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to Shareholders.

      The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the elections made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

      Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to Shareholders, and which will be taxed to Shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

      The requirements under the Code relating to the qualification of the Fund as a regulated investment company may limit the extent to which the Fund may engage in futures contracts.

      Distributions of any investment company taxable income are treated as ordinary income for tax purposes in the hands of the Separate Accounts, even though distributed as additional Shares of the Fund rather than in cash. Similarly, net capital gains (the excess of any net long-term capital gains over net short-term capital losses) will be, to the extent distributed by the Fund and designated by the Fund as capital gain dividends, treated as long-term capital gains in the hands of the Separate Accounts, even though distributed as additional Shares of the Fund, regardless of the length of time the Separate Accounts may have held the Shares.

      To comply with regulations under Section 817(h) of the Code, the Fund must diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment. However, for this purpose, in the case of U.S. Government securities, each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the United States is treated as a U.S. Government security.

      Reference is made to the prospectus for the Separate Account for information regarding the federal income tax treatment of distributions to the Separate Account.

                            DESCRIPTION OF SHARES

      The Shares have non-cumulative voting rights, so that the holders of a plurality of the Shares voting for the election of Trustees at a meeting at which 50% of the outstanding Shares are present can elect all the Trustees and, in such event, the holders of the remaining Shares voting for the election of Trustees will not be able to elect any person or persons to the Board of Trustees.

      The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding Shares of the Fund may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding Shares of the Fund.

      Under Massachusetts law, Shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims liability of the Shareholders, Trustees or officers of the Fund for acts or obligations of the Fund, which are binding only on the assets and property of the Fund. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any Shareholder held personally liable for the obligations of the Fund. The risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations and, thus, should be considered remote.

                           PERFORMANCE INFORMATION

      The  Fund  may,  from  time  to  time,   include  its  total  return  in
advertisements or reports to Shareholders or prospective investors. Performance information for the Fund will not be advertised unless accompanied by comparable performance information for a separate account to which the Fund offers its Shares.

      Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return for periods in excess of one year or the total return for periods less than one year of a hypothetical investment in the Fund over a period of one year (or, if less, up to the life of the Fund) calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return for periods of one year or more or the total return for periods of less than one year, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. The Fund's average annual total return for the one- and five-year periods ended December 31, 1996 and for the period from February 16, 1988 (commencement of operations) through December 31, 1996 were 24.71%, 17.81% and 16.14, respectively.

      Performance information for the Fund may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, or other unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities market in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

      Quotations of total return for the Fund will not take into account charges and deductions against any separate accounts to which the Fund's Shares are sold or charges and deductions against Templeton Retirement Annuities, Templeton Immediate Variable Annuities, or any other participations or policies for which the Fund may serve as the underlying investment vehicle, although comparable performance information for a separate account will take such charges into account. Performance information for the Fund reflects only the performance of a hypothetical investment in the Fund during the particular time period on which the calculations are based. Performance information should be considered in light of the Fund's investment objective and policies, characteristics and quality of the portfolio and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

      From time to time, the Fund and the Investment Manager may also refer to the following information:

      (1) The Investment Manager's and its affiliates' market share of international equities managed in mutual funds prepared or published by Strategic Insight or a similar statistical organization.

      (2) The performance of U.S. equity and debt markets relative to foreign markets prepared or published by Morgan Stanley Capital International or a similar financial organization.

      (3) The capitalization of U.S. and foreign stock markets as prepared or published by the International Finance Corp., Morgan Stanley Capital International or a similar financial organization.

      (4) The geographic distribution of the Fund's portfolio and the Fund's top ten holdings.

      (5)   The  gross  national  product  and   populations,   including  age
            characteristics, of various countries as published by various statistical organizations.

      (6) To assist investors in understanding the different returns and risk characteristics of various investments, the Fund may show historical returns of various investments and published indices (E.G., Ibbotson Associates, Inc. Charts and Morgan Stanley EAFE - Index).

      (7)   The  major   industries   located  in  various   jurisdictions  as
            published by the Morgan Stanley Index.

      (8) Rankings by DALBAR Surveys, Inc. with respect to mutual fund shareholder services.

      (9) Allegorical stories illustrating the importance of persistent long-term investing.

      (10) The Fund's portfolio turnover rate and its ranking relative to industry standards as published by Lipper Analytical Services, Inc. or Morningstar, Inc.

      (11) A description of the Templeton organization's investment management philosophy and approach, including its worldwide search for undervalued or "bargain" securities and its diversification by industry, nation and type of stocks or other securities.

      (12) The number of shareholders in the Fund or the aggregate number of shareholders in the Franklin Templeton Group of Funds or the dollar amount of fund and private account assets under management.

      (13)  Comparison  of  the   characteristics  of  various  emerging
            markets,   including   population   and   financial  and  economic
            conditions.

      (14)  Quotations  from the Templeton  organization's  founder,  Sir John
            Templeton*,   advocating  the  virtues  of   diversification   and
            long-term investing, including the following:

            o "Never follow the crowd. Superior performance is possible only if you invest differently from the crowd."

            o     "Diversify by company, by industry and by country."

            o     "Always maintain a long-term perspective."

            o     "Invest for maximum total real return."

            o     "Invest - don't trade or speculate."

            o     "Remain flexible and open-minded about types of investment."

            o     "Buy low."

            o "When buying stocks, search for bargains among quality stocks."

            o     "Buy value, not market trends or the economic outlook."

            o "Diversify. In stocks and bonds, as in much else, there is safety in numbers."

            o     "Do your homework or hire wise experts to help you."

            o     "Aggressively monitor your investments."

            o     "Don't panic."

            o     "Learn from your mistakes."

            o     "Outperforming the market is a difficult task."

            o     "An   investor   who  has  all  the  answers   doesn't  even
                  understand all the questions."

            o     "There's no free lunch."

            o "And now the last principle: Do not be fearful or negative too often."

                             FINANCIAL STATEMENTS

      The audited financial statements contained in the Fund's Annual Report to Shareholders dated December 31, 1996, including the auditors' report are incorporated herein by reference.


--------
*     Sir  John  Templeton  sold  the  Templeton   organization   to  Franklin
Resources, Inc. in October, 1992 and resigned from the Trust's Board on April 16, 1995. He is no longer involved with the investment management process.




                       TEMPLETON VARIABLE ANNUITY FUND
                              File Nos. 33-11771

                                  FORM N-1A
                                    PART C
                              Other Information

Item 24   Financial Statements and Exhibits

(a)   Financial Statements:

       (1) The audited financial statements contained in the Fund's Annual Report for the fiscal year ended December 31, 1996 and filed via EDGAR on 3/10/97 are incorporated herein by reference.


(b)   Exhibits:

          The following exhibits where applicable, are herewith incorporated by reference to the filings as noted with the exception of Exhibits 11(a) and 17(a); which are attached.

            (1)   Declaration of Trust
                  Filing: Pre-Effective Amendment No.1 on Form N-1A File No. 33-11771
                  Filing Date: October 1, 1987

            (2)   copies of the By-Laws or instruments  corresponding thereto;
                  Filing: Post Effective Amendment No.8 on Form N-1A
                  File No. 33-1171
                  Filing Date: May 1, 1995

            (3) copies of any voting trust agreement with respect to more than five percent of any class of equity securities of the Registrant;

                   Not Applicable

            (4) specimens or copies of each security issued by the Registrant, including copies of all constituent instruments, defining the rights of the holders of such securities, and copies of each security being registered;

                    Not Applicable

            (5) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

                    (a) Amended and Restated Investment Management Agreement
                        Filing: Post Effective Amendment No. 8 on Form N-1A File No. 33-11771
                        Filing Date: May 1, 1995

            (6) copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

                    Not Applicable

             (7) copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of Trustees or officers of the Registrant in their capacity as such; any such plan that is not set forth in a formal document, furnish a reasonably detailed description thereof;

                    Not Applicable

             (8) copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940 (the "1940 Act"), with respect to securities and similar investments of the Registrant, including the schedule of renumeration;

                    (a) Custody Agreement
                        Filing: Pre-Effective Amendment No. 1 on Form N-1A File No. 33-11771
                        Filing Date:  October 7, 1987


            (9) Copies of all other material contracts not made in the ordinary course of business which are to be performed in whole or in part at or after the date of filing the Registration Statement;

                   (a) Business Management Agreement
                       Filing: Post-Effective Amendment No.6 on Form N-1A File No. 33-11771
                       Filing Date:  March 2, 1993


            (10) an opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and nonassessable;

                   (a) Opinion of Counsel - filed with Rule 24f-2 Notice on
                       February 26, 1997

            (11) Copies of any other rulings and consents to the use thereof relied on in the preparation of this registration statement and required by Section 7 of the 1933 Act;

                    (a) Consent of Independent Auditors dated May 30, 1997.

            (12)    all financial statements omitted from Item 23;

                    Not Applicable

            (13) copies of any agreements or understandings made in consideration for providing the initial capital between or among the Registrant, the underwriter, adviser, promoter or initial stockholders and written assurances from promoters or initial stockholders that their purchases were made for investment purposes without any present intention of redeeming or reselling;

                  (a)   Letter concerning initial capital
                        Filing: Pre-Effective Amendment No. 3 on Form N-1A File No. 33-11771
                        Filing Date:  February 16, 1988

            (14) copies of the model plan used in the establishment of any retirement plan in conjunction with which Registrant offers its securities, any instructions thereto and any other documents making up the model plan. Such form(s) should disclose the costs and fees charged in connection therewith;

                        Reference is made to Exhibits (4) (a) and (4) (b) filed on February 12, 1988 in connection with Pre-Effective Amendment No. 3 to the Registration Statement on Form N-4 for Templeton Funds Retirement Annuity Separate Account (registration No. 33-11780).

            (15) copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act, which describes all material aspects of the financing of distribution of Registrant's shares, and any agreements with any person relating to implementation of such plan.

                   Not Applicable

             (16) Schedule for computation of each performance quotation provided in the registration statement in response to Item 22 (which need not be audited).

                  (a) Previously filed with Post-Effective Amendment No. 8 to Registration Statement filed on May 1, 1995.

              (17) Power of Attorney

                   (a) Power of Attorney from Officers and Directors of the Registrant executed December 12, 1996.

Item 25  Persons Controlled by or under Common Control with Registrant

As of April 15, 1997, Templeton Funds Annuity Company, on behalf of Templeton Funds Retirement Annuity Separate Account and Templeton Immediate Variable Annuity Separate Account, owned 858,927.841 shares (100%) of the Trust. Templeton Funds Annuity Company will vote shares in accordance with the voting instructions of holders of variable annuity contracts or any other policies for which the Registrant serves as the underlying investment vehicle.

Item 26  Number of Holders of Securities

                                       NUMBER OF RECORD HOLDERS
 TITLE OF CLASS                        AS OF April 15, 1997
  --------------                         --------------------

Shares of Beneficial Interest,
Par Value $0.01 per Share:                1 as of April 15, 1997

Item 27 Indemnification

Reference is made to Section 4.3 of the Registrant's Declaration of Trust, which is incorporated herein by reference. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

 Item 28  Business and Other Connections of Investment Adviser

Reference is made to information contained under the heading "Management of the Fund" - The Investment Manager" in Part B of this Registration Statement.

Item 29 Principal Underwriters

Not Applicable

Item 30 Location of Accounts and Records

Accounts and records required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Templeton Funds Annuity Company, 700 Central Avenue, St. Petersburg, Florida 33733-3080.

Item 31 Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 32 Undertakings

   (a) Not applicable

   (b) Not applicable

   (c) The Registrant hereby undertakes to comply with the information requirement in Item 5A of the Form N-1A by including the required information in the Fund's annual report and to furnish each person to whom a prospectus is delivered a copy of the annual report upon request and without charge.


                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it has met the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) of the Securities Act of 1993 and that it has duly caused this Post-Effective Amendment No. 10 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the ()th day of (), 1997.



                       TEMPLETON VARIABLE ANNUITY FUND

                            By: Charles E. Johnson*
                                Charles E. Johnson, President

                          *By:/s/ Karen L. Skidmore
                                  Karen L. Skidmore
                                  as attorney-in-fact


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Charles E. Johnson*                      Principal Executive Officer
Charles E. Johnson                       and Trustee
                                         Dated:  (),1997

Charles B. Johnson*                      Chairman of the Board and
Charles B. Johnson                       Trustee
                                         Dated: (), 1997

Harris J. Aston*                         Trustee
Harris J. Ashton                         Dated: April 30, 1997

Nicholas F. Brady*                       Trustee
Nicholas F. Brady                        Dated: April 30, 1997

S. Joseph Fortunato*                     Trustee
S. Joseph Fortunato                      Dated: April 30, 1997

John Wm. Galbraith*                      Trustee
John Wm. Galbraith                       Dated: (), 1997

Andrew H. Hines, Jr.*                    Trustee
Andrew H. Hines, Jr.                     Dated: April 30, 1997

Rupert H. Johnson, Jr*                   Trustee
Rupert H. Johnson                        Dated: (), 1997

Betty P. Krahmer*                        Trustee
Betty P. Krahmer                         Dated: April 30, 1997

Gordon S. Macklin*                       Trustee
Gordon S. Macklin                        Dated: April 30, 1997

Fred R. Millsaps*                        Trustee
Fred R. Millsaps                         Dated: April 30, 1997

James R. Baio*                           Trustee
James R. Baio                            Dated: April 30, 1997


*By /s/ Karen L. Skidmore
     Karen L. Skidmore, Attorney-in-Fact
     (Pursuant to Powers of Attorney listed in item 17)





                         TEMPLETON VARIABLE ANNUITY FUND
                             REGISTRATION STATEMENT
                                 EXHIBITS INDEX


EXHIBIT NO.   DESCRIPTION                                             LOCATION

EX-99.B1      Declaration of Trust                                         *

EX-99.B2      By-Laws                                                      *

EX-99.B5(a)   Amended and Restated Investment Management Agreement         *

EX-99.B8(a)   Custody Agreement                                            *

EX-99.B9(a)   Business Management Agreement                                *

EX-99.B10(a)  Opinion of Counsel                                           *

EX-99.B11(a)  Consent of Independent Auditors dated May 30, 1997        Attached

EX-99.B13(a)  Letter concerning initial capital                            *

EX-99.B16(a)  Scheduled for computation of each performance quotation      *

EX-99.B17(a)  Power of Attorney from Officers and Directors
              of the Registrant executed December 12, 1996                 *

*Incorporated by Reference